Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of lease payment
Year	Annual lease amount	Payment due date
March 2002 to February 2012	RMB 25,000	Before December 2012
March 2012 to February 2017	RMB 25,000	Before December 2017
March 2017 to March 2025	RMB 25,000	Before December 2025

Future minimum rental payments under the A'cheng lease
Years Ending December 31:
2014	$-
2015	-
2016	-
2017	20,167
2018	-
Thereafter	28,234

Total	$48,401